OTHER RECEIVABLES, NET (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Beginning balance	$ 42,676	$ 29,571
(Write-off)/Addition	(12,691)	13,680
Exchange rate effect	2,952	(575)
Ending balance	$ 32,937	$ 42,676